Risk Management - Credit quality of financial assets items (Details) $ in Thousands, ₩ in Millions		Dec. 31, 2021 KRW (₩)		Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		₩ 361,932,872	[1]	$ 304,503,510	₩ 320,106,078	[1]
Securities at amortized cost		17,086,274		$ 14,375,125	17,020,839
Financial assets at FVTOCI		38,126,977			28,948,141
Total		417,146,123			366,075,058
Collateral value	[2]	0
Total
Disclosure of credit risk exposure [Line Items]
Total		419,110,883			368,075,809
Collateral value		226,930,180			204,106,023
Allowance for credit losses
Disclosure of credit risk exposure [Line Items]
Total		(1,976,906)			(2,010,382)
Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		208,188,057			187,731,443
Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Total		371,373,956			324,543,698
Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Total		22,943,485	[3]		21,408,745	[2]
Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		18,098,940			15,677,871
Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Total		13,270,491			10,356,251	[3]
Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Total		10,190,307	[3]		10,143,839	[2]
Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Total		1,332,644			1,623,276
Collateral value		643,183			696,709
Loans and other financial assets at amortized cost | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		363,892,397			322,102,263
Collateral value		226,930,180			204,106,023
Loans and other financial assets at amortized cost | Allowance for credit losses
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		(1,959,525)			(1,996,185)
Loans and other financial assets at amortized cost | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		208,188,057			187,731,443
Loans and other financial assets at amortized cost | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		316,364,525			278,729,012
Loans and other financial assets at amortized cost | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		22,734,430	[3]		21,249,885	[2]
Loans and other financial assets at amortized cost | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		18,098,940			15,677,871
Loans and other financial assets at amortized cost | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		13,270,491			10,356,251	[3]
Loans and other financial assets at amortized cost | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		10,190,307	[3]		10,143,839	[2]
Loans and other financial assets at amortized cost | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		1,332,644			1,623,276
Collateral value		643,183			696,709
Korean treasury and government agencies
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[1]	14,934,813			9,725,719
Korean treasury and government agencies | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		14,938,736			9,728,233
Collateral value		20,679			19,280
Korean treasury and government agencies | Allowance for credit losses
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		(3,923)			(2,514)
Korean treasury and government agencies | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		20,679			19,280
Korean treasury and government agencies | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		14,938,718			9,674,891
Korean treasury and government agencies | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		9	[3]		1,063	[2]
Korean treasury and government agencies | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		0			0
Korean treasury and government agencies | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		9			52,279	[3]
Korean treasury and government agencies | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		0	[3]		0	[2]
Korean treasury and government agencies | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		0			0
Collateral value		0			0
Banks
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[1]	24,733,020			19,493,189
Banks | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		24,748,575			19,508,934
Collateral value		1,287,055			1,003,971
Banks | Allowance for credit losses
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		(15,555)			(15,745)
Banks | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		1,287,055			1,003,971
Banks | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		24,186,246			19,301,570
Banks | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		492,447	[3]		105,890	[2]
Banks | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		0			0
Banks | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		46,373			75,876	[3]
Banks | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		0	[3]		0	[2]
Banks | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		23,509			25,598
Collateral value		0			0
Corporates
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[1]	131,027,256			114,131,994
Corporates | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		132,190,691			115,353,485
Collateral value		79,551,849			67,180,746
Corporates | Allowance for credit losses
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		(1,163,435)			(1,221,491)
Corporates | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		74,403,502			62,817,305
Corporates | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		108,917,062			93,889,922
Corporates | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		15,952,017	[3]		14,873,376	[2]
Corporates | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		4,796,510			3,963,101
Corporates | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		2,698,907			1,890,564	[3]
Corporates | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		3,963,782	[3]		3,860,389	[2]
Corporates | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		658,923			839,234
Collateral value		351,837			400,340
General business
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		81,914,261			73,737,546
General business | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		82,700,169			74,607,290
Collateral value		43,630,245			38,520,765
General business | Allowance for credit losses
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		(785,908)			(869,744)
General business | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		40,288,663			35,578,470
General business | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		68,767,641			61,082,336
General business | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		9,010,115	[3]		9,013,955	[2]
General business | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		3,120,790			2,670,480
General business | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		1,886,740			1,349,053	[3]
General business | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		2,597,136	[3]		2,585,868	[2]
General business | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		438,537			576,078
Collateral value		220,792			271,815
Small and medium sized enterprise
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		41,743,993			34,589,845
Small and medium sized enterprise | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		42,066,628			34,893,922
Collateral value		32,609,117			26,813,208
Small and medium sized enterprise | Allowance for credit losses
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		(322,635)			(304,077)
Small and medium sized enterprise | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		30,852,567			25,404,002
Small and medium sized enterprise | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		33,306,787			27,504,992
Small and medium sized enterprise | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		6,459,338	[3]		5,415,312	[2]
Small and medium sized enterprise | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		1,675,720			1,290,941
Small and medium sized enterprise | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		790,750			538,909	[3]
Small and medium sized enterprise | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		1,353,313	[3]		1,207,706	[2]
Small and medium sized enterprise | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		156,440			227,003
Collateral value		80,830			118,265
Project financing and others
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		7,369,002			5,804,603
Project financing and others | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		7,423,894			5,852,273
Collateral value		3,312,487			1,846,773
Project financing and others | Allowance for credit losses
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		(54,892)			(47,670)
Project financing and others | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		3,262,272			1,834,833
Project financing and others | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		6,842,634			5,302,594
Project financing and others | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		482,564	[3]		444,109	[2]
Project financing and others | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		0			1,680
Project financing and others | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		21,417			2,602	[3]
Project financing and others | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		13,333	[3]		66,815	[2]
Project financing and others | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		63,946			36,153
Collateral value		50,215			10,260
Consumers
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[1]	191,237,783			176,755,176
Consumers | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		192,014,395			177,511,611
Collateral value		146,070,597			135,902,026
Consumers | Allowance for credit losses
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		(776,612)			(756,435)
Consumers | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		132,476,821			123,890,887
Consumers | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		168,322,499			155,862,629
Consumers | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		6,289,957	[3]		6,269,556	[2]
Consumers | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		13,302,430			11,714,770
Consumers | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		10,525,202			8,337,532	[3]
Consumers | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		6,226,525	[3]		6,283,450	[2]
Consumers | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		650,212			758,444
Collateral value		291,346			296,369
Securities at amortized cost
Disclosure of credit risk exposure [Line Items]
Securities at amortized cost		17,086,274			17,020,839
Securities at amortized cost | Total
Disclosure of credit risk exposure [Line Items]
Securities at amortized cost		17,091,509			17,025,405
Collateral value		0			0
Securities at amortized cost | Allowance for credit losses
Disclosure of credit risk exposure [Line Items]
Securities at amortized cost		(5,235)			(4,566)
Securities at amortized cost | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		0			0
Securities at amortized cost | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Securities at amortized cost		17,091,509			17,025,405
Securities at amortized cost | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Securities at amortized cost		0	[3]		0	[2]
Securities at amortized cost | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		0			0
Securities at amortized cost | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Securities at amortized cost		0			0	[3]
Securities at amortized cost | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Securities at amortized cost		0	[3]		0	[2]
Securities at amortized cost | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Securities at amortized cost		0			0
Collateral value		0			0
Financial assets at FVTOCI | Total
Disclosure of credit risk exposure [Line Items]
Financial assets at FVTOCI		38,126,977			28,948,141
Collateral value	[2]				0
Financial assets at FVTOCI | Allowance for credit losses
Disclosure of credit risk exposure [Line Items]
Financial assets at FVTOCI		(12,146)			(9,631)
Financial assets at FVTOCI | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value	[2]				0
Financial assets at FVTOCI | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Financial assets at FVTOCI		37,917,922			28,789,281
Financial assets at FVTOCI | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Financial assets at FVTOCI		209,055	[3]		158,860	[2]
Financial assets at FVTOCI | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value	[2]				0
Financial assets at FVTOCI | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Financial assets at FVTOCI		0			0	[3]
Financial assets at FVTOCI | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Financial assets at FVTOCI		0	[3]		0	[2]
Financial assets at FVTOCI | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Financial assets at FVTOCI		₩ 0			0
Collateral value	[2]				₩ 0

[1]	Cash and cash equivalents are not included.
[2]	Financial assets at FVTOCI has been disclosed as the amount before deducting allowance for credit losses because loss allowance does not reduce the carrying amount.
[3]	Credit grade of corporates are BBB- ~ C, and consumers are grades 7 ~ 10.